Reverse Stock Split - Summary of Impact of Reverse Stock Split (Details) - $ / shares	Sep. 30, 2024	Sep. 30, 2023
Disclosure of classes of share capital [line items]
Number Prior to RSS	4,926,711	2,894,970
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number Prior to RSS	62,601,280
Number Post RSS	3,208,038
Warrants One
Disclosure of classes of share capital [line items]
Number Prior to RSS	26,437,500
Number Post RSS	26,437,500
Exercise Price Per Share	$ 11.5
Exercise Price Post RSS	$ 11.5
Warrants Two
Disclosure of classes of share capital [line items]
Number Prior to RSS	2,280,979
Number Post RSS	2,280,979
Exercise Price Per Share	$ 0.79
Exercise Price Post RSS	$ 0.79
Warrants Three
Disclosure of classes of share capital [line items]
Number Prior to RSS	1,140,490
Number Post RSS	1,140,490
Exercise Price Per Share	$ 4.49
Exercise Price Post RSS	$ 4.49
Share Options One
Disclosure of classes of share capital [line items]
Number Prior to RSS	1,026,441
Number Post RSS	51,323
Exercise Price Per Share	$ 0.000022
Exercise Price Post RSS	$ 0.00045
Share Options Two
Disclosure of classes of share capital [line items]
Number Prior to RSS	1,123,382
Number Post RSS	56,179
Exercise Price Per Share	$ 0.78
Exercise Price Post RSS	$ 15.69
Share Options Three
Disclosure of classes of share capital [line items]
Number Prior to RSS	127,164
Number Post RSS	6,366
Exercise Price Per Share	$ 2.13
Exercise Price Post RSS	$ 42.6
Management Earnout Shares
Disclosure of classes of share capital [line items]
Number Prior to RSS	8,518,290
Number Post RSS	425,916
Sponsor Earnout Shares
Disclosure of classes of share capital [line items]
Number Prior to RSS	754,687
Number Post RSS	37,735
SAP Compensation
Disclosure of classes of share capital [line items]
Number Prior to RSS	683,720
Number Post RSS	34,186